Employee Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2024	$ 5
U.S. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	186
2021	190
2022	192
2023	189
2024	181
2025 - 2029	887
U.K. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	164
2021	154
2022	160
2023	167
2024	172
2025 - 2029	913
Other | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	43
2021	44
2022	46
2023	46
2024	47
2025 - 2029	$ 252